Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Line Items]
Bank deposits	$ 1,052,823	$ 407,311
Other monetary funds	131,633
Cash and cash equivalents	1,184,456	407,311	$ 520,916	$ 12,914,914
Renminbi [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,167,272	405,534
Hong Kong Dollars [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 17,184	$ 1,777